Annual Fund Operating Expenses - Class 2 Shares - JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	May 01, 2021
Operating Expenses:
Management Fees	0.55%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.45%
Dividend and Interest Expense on Short Sales	0.01%
Remainder of Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.39%
Fee Waivers and/or Expense Reimbursements	(0.22%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.17%	[1]

[1]	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.03% of the average daily net assets of Class 2 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.